Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of related party [Abstract]
Schedule of Related Party Transactions
The table below details, on an aggregated basis, key management personnel compensation:

Compensation	2023 £m	2022 £m	2021 £m
Salaries and other short-term benefits	16	12	10
Post-employment benefits	–	–	–
Share-based payments	22	16	15
Total compensation	38	28	25

	Share option plans			Share plans
	2023 million	2022 million	2021 million	2023 million	2022 million	2021 million
At 1 January	–	–	–	72	74	117
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–	27	29	19
Exercised/lapsed (includes entitlements of former key management personnel)	–	–	–	(44)	(31)	(62)
At 31 December	–	–	–	55	72	74
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

Loans	2023 £m	2022 £m	2021 £m
At 1 January	2	3	2
Advanced (includes loans to appointed key management personnel)	–	1	1
Repayments (includes loans to former key management personnel)	(1)	(2)	–
At 31 December	1	2	3

Deposits	2023 £m	2022 £m	2021 £m
At 1 January	10	11	10
Placed (includes deposits of appointed key management personnel)	44	37	26
Withdrawn (includes deposits of former key management personnel)	(40)	(38)	(25)
At 31 December	14	10	11